WARRANT LIABILITY	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANT LIABILITY

NOTE 9 – WARRANT LIABILITY

The Company analyzed the warrants issued in connection with the Series C Convertible Preferred Stock (see Note 13) for derivative accounting consideration under ASC 815, “Derivatives and Hedging,” and determined that the instrument should be classified as a liability due to reset provisions and variability in exercise price resulting in there being no fixed value or explicit limit to the number of shares to be delivered upon exercise.

ASC 815 requires us to assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense items.

The Company determined our warrant liabilities to be a Level 3 fair value measurement during the year based on management’s estimate of the expected future cash flows required to settle the liabilities and used the Black Scholes pricing model to calculate the fair value as of December 31, 2024. The Black Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each warrant is estimated using the Black-Scholes valuation model.

For the year ended December 31, 2024, the estimated fair values of the warrant liabilities measured on a recurring basis are as follows:

Year Ended
December 31, 2024
Expected term	1.09 – 2.50 years
Expected average volatility	176 – 271%
Expected dividend yield	0.00%
Risk-free interest rate	1.50 – 5.19%

The following table summarizes the changes in the warrant liabilities during the year ended December 31, 2024:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant liability as of December 31, 2022	$198,479
Change in fair value of warrant liability	(159,363)
Warrant liability as of December 31, 2023	39,116
Change in fair value of warrant liability	(6,652)
Warrant liability as of December 31, 2024	$32,464